Putnam Floating Rate Income Fund
The fund's portfolio
5/31/19 (Unaudited)

SENIOR LOANS (83.0%)(a)(c)
	Principal amount	Value
Automotive (0.6%)
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.89%, 11/6/24	$2,988,404	$2,984,669

		2,984,669
Basic materials (8.8%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.00%), 5.601%, 1/31/24	3,503,548	3,453,184
Beacon Roofing Supply, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.703%, 1/2/25	2,758,549	2,725,217
Big River Steel, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 7.601%, 8/23/23	985,000	988,694
Builders FirstSource, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.601%, 2/29/24	1,017,308	1,008,406
CD&R Waterworks Merger Sub, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.721%, 8/1/24	3,447,500	3,432,417
Diamond (BC) BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.583%, 9/6/24	2,992,424	2,663,258
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.989%, 3/1/26	3,950,000	3,888,281
Pisces Midco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.354%, 4/12/25	4,172,469	4,099,450
PQ Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 5.083%, 2/8/25	2,408,743	2,394,893
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.233%, 11/15/23	3,372,590	3,319,472
Solenis International LP bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 6.629%, 6/26/25	2,977,500	2,951,447
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.717%, 9/20/25	4,000,000	3,961,248
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.25%, 5/3/26	3,500,000	3,482,500
TMS International Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.295%, 8/14/24	2,607,979	2,581,899
Trident TPI Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.733%, 10/5/24	2,421,726	2,327,884
Zekelman Industries, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.862%, 6/14/21	1,949,567	1,939,007

		45,217,257
Broadcasting (3.1%)
CBS Radio, Inc. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 2.75%), 5.037%, 11/17/24	1,329,740	1,326,416
Gray Television, Inc. bank term loan FRN Ser. C, (BBA LIBOR USD 3 Month + 2.50%), 4.983%, 11/2/25	3,990,000	3,970,880
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 6.518%, 5/1/26	1,868,713	1,869,492
Townsquare Media, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.483%, 4/1/22	2,645,925	2,639,311
Tribune Media Co. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.483%, 1/27/24	1,944,702	1,941,785
Univision Communications, Inc. bank term loan FRN Ser. C5, (BBA LIBOR USD 3 Month + 2.75%), 5.233%, 3/15/24	4,583,292	4,343,623

		16,091,507
Building materials (2.5%)
American Builders & Contractors Supply Co., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.483%, 10/31/23	2,949,899	2,907,494
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.633%, 5/5/24	3,567,213	3,535,999
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 10.50%, 2/28/26	1,935,000	1,664,100
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 6.00%, 2/28/25	1,779,594	1,646,124
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.601%, 7/24/24	3,457,424	3,284,553

		13,038,270
Capital goods (8.6%)
Altra Industrial Motion Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.483%, 10/1/25	2,876,866	2,846,897
Berry Global Group, Inc. bank term loan FRN Ser. U, (BBA LIBOR USD 3 Month + 2.50%), 3.50%, 5/17/26	2,500,000	2,485,313
Blount International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.233%, 4/12/23	990,025	990,025
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.854%, 4/3/24	3,442,082	3,350,006
Filtration Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.483%, 3/29/25	2,970,000	2,957,936
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.233%, 3/31/24	2,033,131	2,018,972
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.483%, 5/31/25	4,115,492	4,025,465
Panther BF Aggregator 2 LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.983%, 3/15/26	4,000,000	3,963,332
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.233%, 2/5/23	2,139,429	2,121,682
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.581%, 4/9/26	3,000,000	2,899,686
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 7.101%, 4/9/24	1,000,000	980,000
Thermon Industries, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.252%, 10/30/24	2,058,750	2,063,897
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.483%, 3/28/25	3,577,423	3,433,431
TransDigm, Inc. bank term loan FRN Ser. E, (BBA LIBOR USD 3 Month + 2.50%), 4.983%, 5/30/25	1,612,567	1,581,525
TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD 3 Month + 2.50%), 4.983%, 6/9/23	2,423,954	2,389,110
Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.629%, 11/15/23	3,650,882	3,437,915
Welbilt, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.993%, 10/23/25	2,637,658	2,611,281

		44,156,473
Commercial and consumer services (3.3%)
Iron Mountain, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 4.243%, 1/2/26	2,321,637	2,246,184
Prime Security Services Borrower, LLC bank term loan FRN Class B, (BBA LIBOR USD 3 Month + 2.75%), 5.233%, 5/2/22	2,558,162	2,535,320
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.233%, 10/1/25	5,314,350	5,179,591
Sabre GLBL, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.483%, 2/22/24	987,500	980,557
Star Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 7.479%, 2/8/26	2,485,000	2,476,718
Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 7.633%, 3/18/26 (Luxembourg)	3,500,000	3,337,033

		16,755,403
Communication services (8.2%)
Altice SA bank term loan FRN Ser. B12, (BBA LIBOR USD 3 Month + 3.69%), 6.143%, 1/31/26	1,970,000	1,892,607
Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 8.983%, 8/4/25	2,297,000	2,331,455
Asurion, LLC bank term loan FRN Ser. B6, (BBA LIBOR USD 3 Month + 3.00%), 5.483%, 11/3/23	2,330,607	2,320,120
Asurion, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month + 3.00%), 5.483%, 11/3/24	1,736,875	1,727,756
CenturyLink, Inc. bank term loan FRN Ser. B, 5.233%, 1/31/25	3,938,769	3,827,991
Charter Communications Operating, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.49%, 4/30/25	2,185,850	2,180,386
Cogeco Communications USA II LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.733%, 1/4/25	2,226,891	2,212,973
CSC Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.69%, 7/17/25	3,722,799	3,651,445
Frontier Communications Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.24%, 6/15/24	2,962,312	2,905,533
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 3.75%), 6.229%, 11/27/23	1,859,628	1,832,199
Intelsat Jackson Holdings SA bank term loan FRN Ser. B4, (BBA LIBOR USD 3 Month + 4.50%), 6.93%, 1/2/24	2,000,000	1,998,124
Level 3 Financing, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.733%, 2/22/24	836,000	823,042
SFR Group SA bank term loan FRN Ser. B11, (BBA LIBOR USD 3 Month + 2.75%), 5.233%, 7/31/25	3,900,152	3,701,244
Sprint Communications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 5.00%, 2/3/24	4,375,228	4,264,022
Virgin Media Bristol, LLC bank term loan FRN Ser. K, (BBA LIBOR USD 3 Month + 2.50%), 4.94%, 1/15/26	2,500,000	2,475,000
WideOpenWest Finance, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.68%, 8/19/23	4,094,219	3,984,698

		42,128,595
Consumer staples (6.3%)
1011778 BC ULC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.733%, 2/17/24	1,994,060	1,970,795
Albertson's, LLC bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 3.00%), 5.609%, 12/21/22	989,912	985,375
Albertson's, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month + 3.00%), 5.483%, 11/16/25	1,995,000	1,978,043
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.483%, 7/12/24	1,895,190	1,875,647
ATS Consolidated, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.233%, 3/1/25	2,965,006	2,963,770
BJ's Wholesale Club, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.453%, 2/3/24	3,121,566	3,120,264
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.823%, 6/21/24	4,251,285	4,136,147
IAA Spinco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.775%, 5/22/26	1,000,000	1,001,250
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.682%, 2/5/25	4,035,176	3,997,851
KFC Holding Co. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 4.231%, 4/3/25	2,883,542	2,875,303
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.129%, 9/7/23	881,177	711,183
Sigma US Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.057%, 7/2/25	1,985,000	1,942,819
Weight Watchers International bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 7.35%, 11/29/24	3,620,130	3,550,743
Zep, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.601%, 8/11/24	1,970,000	1,562,866

		32,672,056
Energy (4.3%)
Apergy Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.49%), 5.024%, 5/9/25	1,662,651	1,656,416
Ascent Resources - Marcellus, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.50%), 8.953%, 3/30/23	308,333	302,167
BCP Renaissance Parent, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.842%, 10/31/24	1,910,188	1,898,727
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 10.38%), 12.803%, 12/31/21	1,700,000	1,729,750
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 7.178%, 12/31/22	2,115,000	2,019,825
Centurion Pipeline Co., LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.851%, 9/26/25	1,995,000	1,994,168
Equitrans Midstream Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.50%), 6.983%, 1/31/24	1,995,000	2,008,716
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 7.233%, 4/16/21	571,877	570,447
Keane Group Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.313%, 5/25/25	2,440,281	2,405,202
Lower Cadence Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.436%, 5/9/26	2,216,000	2,214,615
Murray Energy Corp. bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 7.25%), 9.878%, 4/17/20	2,435,543	1,948,435
Prairie ECI Acquiror LP bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 7.366%, 3/11/26	2,000,000	2,013,124
Traverse Midstream Partners, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.60%, 9/27/24	1,407,925	1,389,622

		22,151,214
Entertainment (1.8%)
Cineworld Finance US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.733%, 2/28/25	3,482,060	3,426,720
Constellation Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.351%, 9/18/24	3,917,072	3,761,612
Delta 2 Luxembourg Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.983%, 2/1/24	2,318,289	2,264,968

		9,453,300
Financials (5.6%)
Alliant Holdings I, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.43%, 5/10/25	3,983,011	3,884,057
BCPE Rover Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.733%, 11/20/25	3,000,000	2,947,500
Capital Automotive LP bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 8.483%, 3/24/25	1,732,173	1,732,173
Capital Automotive LP bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 4.99%, 3/24/24	1,806,178	1,785,407
ESH Hospitality, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.483%, 8/30/23	2,164,909	2,152,731
Forest City Enterprises LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.483%, 12/7/25	3,045,488	3,045,488
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.24%, 4/25/25	3,721,875	3,623,245
LPL Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.53%, 9/21/24	3,075,494	3,062,679
USI, Inc./NY bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.601%, 5/16/24	3,659,026	3,557,488
VICI Properties 1, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 4.436%, 12/22/24	3,137,955	3,113,441

		28,904,209
Gaming and lottery (4.1%)
Boyd Gaming Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.641%, 9/15/23	2,624,808	2,606,763
CBAC Borrower, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 6.493%, 7/7/24	1,970,000	1,960,765
Eldorado Resorts, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.474%, 4/17/24	1,989,380	1,981,920
Gateway Casinos & Entertainment, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.601%, 3/13/25	1,736,875	1,739,770
Golden Nugget, Inc./NV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.214%, 10/4/23	3,889,328	3,867,451
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 5.233%, 8/14/24	4,231,362	4,159,078
Stars Group Holdings BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.101%, 7/10/25	2,878,392	2,875,513
Twin River Management Group, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.201%, 5/3/26	2,000,000	1,992,500

		21,183,760
Health care (8.0%)
Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.68%, 3/14/25	493,750	482,847
Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.723%, 4/28/22	4,228,752	4,113,341
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.101%, 4/21/24	3,894,562	3,381,777
Bausch Health Cos., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.467%, 6/1/25	2,992,087	2,976,193
Enterprise Merger Sub, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.233%, 10/11/25	3,990,000	3,610,950
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.674%, 1/31/25	2,922,545	2,908,595
Jaguar Holding Co. II bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 4.999%, 8/18/22	2,122,561	2,096,029
Kinetic Concepts, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.285%, 2/3/24	3,691,588	3,691,208
Multiplan, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.351%, 6/7/23	4,141,194	4,047,156
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.695%, 6/1/25	4,391,031	4,239,176
RegionalCare Hospital Partners Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.50%), 6.93%, 11/16/25	2,992,500	2,982,212
Sterigenics-Nordion Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.483%, 5/15/22	3,329,038	3,308,232
West Street Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.233%, 9/27/24	3,746,295	3,563,664

		41,401,380
Leisure (0.4%)
Steinway Musical Instruments, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.26%, 2/15/25	1,980,000	1,940,400

		1,940,400
Lodging/Tourism (1.7%)
Caesars Resort Collection, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 2.75%), 5.233%, 12/22/24	3,940,025	3,913,288
Diamond Resorts International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.249%, 9/2/23	2,683,450	2,547,042
MGM Growth Properties Operating Partnership LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.483%, 3/25/25	2,502,327	2,479,651

		8,939,981
Media (0.5%)
Lions Gate Capital Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.733%, 3/24/25	2,520,748	2,504,993

		2,504,993
Publishing (0.5%)
Meredith Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.233%, 1/31/25	2,451,944	2,447,129

		2,447,129
Retail (3.5%)
Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.485%, 7/2/22	2,274,101	1,654,408
Bass Pro Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 7.522%, 9/25/24	2,945,051	2,866,824
J. Crew Group, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.22%), 5.967%, 3/5/21	1,179,928	981,700
JC Penney Corp., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.771%, 6/23/23	2,793,750	2,325,797
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.727%, 5/21/24	1,805,700	1,719,929
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.592%, 10/16/23	1,768,806	1,745,958
Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.763%, 10/25/20	1,828,278	1,646,364
PetSmart, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 6.73%, 3/11/22	1,974,293	1,902,231
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 9.483%, 11/28/22	3,027,675	2,989,829

		17,833,040
Technology (9.3%)
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.723%, 12/15/24	4,186,788	4,092,585
Banff Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.851%, 10/2/25	3,241,875	3,186,494
Ceridian HCM Holding, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.486%, 4/30/25	2,076,800	2,073,338
CommScope, Inc. bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 3.25%), 5.733%, 2/7/26	2,000,000	1,991,666
Dell International, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.49%, 9/7/23	4,051,775	4,031,905
Infor US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.243%, 2/1/22	3,148,712	3,133,950
Kronos, Inc./MA bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 10.986%, 11/1/24	1,498,000	1,542,940
Kronos, Inc./MA bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.222%, 11/1/23	2,842,998	2,835,447
Plantronics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.983%, 7/2/25	3,676,275	3,652,151
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.576%, 11/3/23	2,819,479	2,603,989
Solera, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.233%, 3/3/23	3,264,588	3,242,144
SS&C European Holdings Sarl bank term loan FRN Ser. B4, (BBA LIBOR USD 3 Month + 2.25%), 4.733%, 4/16/25	1,101,741	1,093,478
SS&C Technologies, Inc. bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 2.50%), 4.397%, 4/16/25	1,570,649	1,558,869
SS&C Technologies, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.50%), 4.733%, 4/16/25	994,918	988,825
Syniverse Holdings, Inc. bank term loan FRN Ser. 2L, (BBA LIBOR USD 3 Month + 9.00%), 11.509%, 3/11/24	1,250,000	943,750
Tempo Acquisition, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.483%, 5/1/24	4,081,675	4,058,205
TTM Technologies, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 4.986%, 9/28/24	2,974,509	2,900,146
Ultimate Software Group, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.274%, 4/5/26	2,000,000	2,001,250
Western Digital Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 4.093%, 4/29/23	2,007,169	1,939,427

		47,870,559
Utilities and power (1.9%)
Calpine Construction Finance Co. LP bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 4.983%, 1/15/25	4,248,102	4,208,276
Vistra Operations Co., LLC bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 2.25%), 4.733%, 12/14/23	1,261,773	1,260,646
Vistra Operations Co., LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.483%, 8/4/23	3,301,392	3,287,361
Vistra Operations Co., LLC bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 2.00%), 4.446%, 12/1/25	767,203	764,011

		9,520,294

Total senior loans (cost $433,608,898)		$427,194,489

CORPORATE BONDS AND NOTES (9.9%)(a)
	Principal amount	Value
Basic materials (0.5%)
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24	$1,000,000	$998,750
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23	1,500,000	1,516,875

		2,515,625
Capital goods (0.8%)
Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20	1,550,000	1,598,438
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22	1,084,000	1,140,910
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	1,250,000	1,276,563

		4,015,911
Communication services (1.5%)
Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20	850,000	875,500
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23	1,500,000	1,510,800
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. FRN (BBA LIBOR USD 3 Month + 1.65%), 4.229%, 2/1/24	2,000,000	2,007,481
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.125%, 5/1/23	1,500,000	1,498,575
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)	1,700,000	1,755,250

		7,647,606
Consumer cyclicals (1.9%)
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26	427,134	443,685
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	774,182	809,988
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21	2,545,000	2,604,680
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22	1,550,000	1,594,563
MGM Resorts International company guaranty sr. unsec. notes 6.00%, 3/15/23	1,550,000	1,627,500
Penske Automotive Group, Inc. company guaranty sr. unsec. notes 3.75%, 8/15/20	2,000,000	1,987,500
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21	986,000	994,628

		10,062,544
Consumer staples (0.5%)
Netflix, Inc. sr. unsec. notes 5.50%, 2/15/22	700,000	728,875
Newell Brands, Inc. sr. unsec. unsub. notes 3.85%, 4/1/23	2,000,000	2,013,670

		2,742,545
Energy (1.8%)
Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23	1,250,000	1,235,938
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22	1,000,000	1,061,140
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 7.00%, 6/30/24	1,000,000	1,114,700
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22	1,449,000	1,535,940
Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21	1,000,000	995,000
Transocean Sentry Ltd. 144A company guaranty sr. notes 5.375%, 5/15/23 (Cayman Islands)	740,000	733,525
Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	1,550,000	1,530,315
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22	1,500,000	1,522,050

		9,728,608
Financials (0.7%)
Ally Financial, Inc. sr. unsec. notes 5.125%, 9/30/24	1,000,000	1,046,250
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	1,300,000	1,353,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22	1,000,000	1,018,750

		3,418,625
Health care (1.6%)
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22	1,135,000	1,173,545
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23	1,450,000	1,380,690
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 5/1/23	1,550,000	1,645,914
Tenet Healthcare Corp. company guaranty sr. notes 4.50%, 4/1/21	1,550,000	1,557,750
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 2.20%, 7/21/21 (Israel)	1,300,000	1,199,510
Zoetis, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.44%), 2.96%, 8/20/21	1,200,000	1,192,529

		8,149,938
Technology (0.6%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/20	2,000,000	—
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24	1,000,000	1,005,000
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	1,250,000	1,317,386
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24	500,000	538,100

		2,860,486

Total corporate bonds and notes (cost $51,390,656)		$51,141,888

COMMON STOCKS (0.3%)(a)
	Shares	Value
Avaya Holdings Corp.(NON)	256	$3,220
CHC Group, LLC (Units) (acquired 3/23/17, cost $125,976)(NON)(RES)	8,688	869
Clear Channel Outdoor Holdings, Inc.(NON)	177,605	902,233
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	113,884	86,552
Tribune Media Co. Class 1C	591,290	325,209

Total common stocks (cost $1,450,621)		$1,318,083

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20, (acquired 2/2/17, cost $389,243)(RES)	$446,795	$134,039

Total convertible bonds and notes (cost $389,243)		$134,039

SHORT-TERM INVESTMENTS (5.9%)(a)
	Shares	Value
Putnam Short Term Investment Fund 2.52%(AFF)	30,540,047	$30,540,047

Total short-term investments (cost $30,540,047)		$30,540,047
TOTAL INVESTMENTS

Total investments (cost $517,379,465)		$510,328,546

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2019 through May 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $514,569,530.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $134,908, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 2/28/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/19
Short-term investments
	Putnam Short Term Investment Fund*	$2,398,791	$75,532,712	$47,391,456	$233,307	$30,540,047

	Total Short-term investments	$2,398,791	$75,532,712	$47,391,456	$233,307	$30,540,047
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less); such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$902,233	$325,209	$—
Energy	—	869	—
Technology	3,220	—	—
Utilities and power	—	86,552	—

Total common stocks	905,453	412,630	—
Convertible bonds and notes	—	134,039	—
Corporate bonds and notes	—	51,141,888	—
Senior loans	—	427,194,489	—
Short-term investments	30,540,047	—	—

Totals by level	$31,445,500	$478,883,046	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com